DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Entity Registrant Name	TODA INTERNATIONAL HOLDINGS INC.
Entity Central Index Key	0001381792
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ck0001381792
Entity Common Stock Shares Outstanding	27,780,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Voluntary Filers	No
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 0